PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION - ADJUSTMENTS RECOGNIZED IN THE BALANCE SHEET ON 1 JANUARY 2019 (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	¥ 266,368	¥ 267,937	¥ 271,969
Prepaid expenses and other current assets	58,592	57,924
Long-term prepayments and other assets	74,489	65,437
Lease liabilities	¥ 187,598	¥ 192,872
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			271,969
Lease prepayments			(64,514)
Prepaid expenses and other current assets			(766)
Long-term prepayments and other assets			(8,125)
Lease liabilities			¥ 198,564